MARKET AND OTHER RISK FACTORS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Market And Other Risk Factors
MARKET AND OTHER RISK FACTORS

NOTE 9. MARKET AND OTHER RISK FACTORS

COVID-19

On March 11, 2020, the World Health Organization declared the spread of COVID-19 pandemic. Several governments in jurisdictions that encompass the Company’s offices and operations have implemented extended strict social distancing measures. In response, the Company has implemented remote work arrangements for virtually all of its employees and restricted business travel. These arrangements have not materially affected our ability to maintain and conduct our business operations, including the operation of financial reporting systems, internal controls over financial reporting, and disclosure controls and procedures. While the COVID-19 pandemic has adversely affected the global economy, the nature and extent of COVID-19’s effect on the Company’s operational and financial performance will depend on future developments, including the course of the pandemic, the success of governments in relaxing social distancing measures and restarting economic activity, the efficacy of monetary and fiscal measures taken or that may be taken in the future, and the potential for structural damage to the economy due to the sharp drop in aggregate demand and, particularly in the U.S., a high level of unemployment, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. It is unclear whether these challenges will be contained and what effects they each may have. The Company could be materially adversely affected by a prolonged recession in the U.S. and other major markets.

NOTE 8. MARKET AND OTHER RISK FACTORS

COVID-19

On March 11, 2020, the World Health Organization declared the spread of COVID-19 pandemic. Several governments in jurisdictions that encompass the Company’s offices and operations have implemented extended strict social distancing measures. In response, the Company has implemented remote work arrangements for virtually all of its employees and restricted business travel. These arrangements have not materially affected our ability to maintain and conduct our business operations, including the operation of financial reporting systems, internal controls over financial reporting, and disclosure controls and procedures. While the COVID-19 pandemic has adversely affected the global economy, the nature and extent of COVID-19’s effect on the Company’s operational and financial performance will depend on future developments, including the course of the pandemic, the success of governments in relaxing social distancing measures and restarting economic activity, the efficacy of monetary and fiscal measures taken or that may be taken in the future, and the potential for structural damage to the economy due to the sharp drop in aggregate demand and, particularly in the U.S., a high level of unemployment, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. It is unclear whether these challenges will be contained and what effects they each may have. The Company could be materially adversely affected by a prolonged recession in the U.S. and other major markets.